Long-Term Investments	3 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

4. LONG-TERM INVESTMENTS

Long-term investment represented investment in Quleduo Technology Co., (“Quleduo”).

	March 31,	December 31,
	2025	2024
Investment in Quleduo	$1,500,000	$1,500,000
Less: share of equity loss in Quleduo	(20,600)	(19,200)
	$1,479,400	$1,480,800

Quleduo is a privately held company which is engaged in software design and development. In May and September 2023 and January 2024, the Company made a total cash consideration of $1,500,000 in three instalments to acquire 25% of equity interest in Quleduo. The Company used equity method to measure the investment in Quleduo. For the three months ended March 31, 2025, Quleduo incurred net loss of approximately $5,600 and the Company recorded share of equity loss of $1,400. The Company assessed indicators reflecting an other-than-temporary decline in fair value below the carrying value and did not provide impairment against the investment in Quleduo.

As of March 31, 2025 and December 31, 204, the Company owned 30% equity interest in MarsLand Global Limited (“MarsLand”), over which the Company exercised significant influence. The Company used equity method to measure the investment in MarsLand. During the year ended December 31, 2024, Marsland reported an underperformance and a majority of the employees resigned from Marsland. The Company assessed indicators reflecting an other-than-temporary decline in fair value below the carrying value. As of December 31, 2024, the Company provided full impairment against the investment in Marsland. As of March 31, 2025 and December 31, 2024, the Company had investment of $nil in Marsland.

As of March 31, 2025 and December 31, 204, the Company owned 7.6% equity interest in DaoMax Technology Co., Ltd, (“DaoMax”), over which the Company neither had control nor significant influence through investment in ordinary shares. The Company accounted for the investment in DaoMax using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. In September 2024, DaoMax was closed as DaoMax assessed that it could generate profits from operations. For the year ended December 31, 2024, the Company provided full impairment of $546,000 against investment in DaoMax. As of March 31, 2025 and December 31, 2024, the Company had investment of $nil in DaoMax.